Analysis of segment statement of financial position by business type (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Goodwill		£ 1,857	£ 1,482	£ 1,628
Deferred acquisition costs and other intangible assets		11,923	11,011
Property, plant and equipment		1,409	789	743
Reinsurers' share of insurance contract liabilities		11,144	9,673
Deferred tax assets		2,595	2,627
Current tax recoverable		618	613
Accrued investment income		2,749	2,676
Other debtors		4,088	2,963
Investment properties		17,925	16,497	14,646
Investment in joint ventures and associates accounted for using the equity method		1,733	1,416
Loans		18,010	17,042
Equity securities and portfolio holdings in unit trusts	[1]	214,733	223,391
Debt securities	[1]	175,356	171,374
Derivative assets		3,494	4,801
Deposits		11,796	11,236
Assets held for sale	[2]	10,578	38
Other investments	[1]	6,512	5,622
Cash and cash equivalents		12,125	10,690	10,065	£ 7,782
Total assets		508,645	493,941
Total equity		17,267	16,094	14,667	£ 12,956
Liabilities
Insurance contract liabilities		322,666	328,172	316,436
Investment contract liabilities with discretionary participation features		67,413	62,677
Investment contract liabilities without discretionary participation features		19,222	20,394
Unallocated surplus of with-profits funds		15,845	16,951	£ 14,317
Core structural borrowings of shareholder-financed businesses		7,664	6,280
Operational borrowings attributable to shareholder-financed businesses		998	1,791
Borrowings attributable to with-profits businesses		3,940	3,716
Obligations under funding, securities lending and sale and repurchase agreements		6,989	5,662
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		11,651	8,889
Deferred tax liabilities		4,022	4,715
Current tax liabilities		568	537
Accruals, deferred income and other liabilities		15,248	14,185
Provisions		1,078	1,123
Derivative liabilities		3,506	2,755
Liabilities held for sale	[2]	10,568
Total liabilities		491,378	477,847
Total equity and liabilities		508,645	493,941
With-profits
Assets
Goodwill		206	24
Deferred acquisition costs and other intangible assets		139	145
Operating segments | Asia
Assets
Goodwill		498	305
Deferred acquisition costs and other intangible assets		2,937	2,540
Property, plant and equipment		129	125
Reinsurers' share of insurance contract liabilities		2,777	1,960
Deferred tax assets		119	112
Current tax recoverable		26	58
Accrued investment income		664	595
Other debtors		2,978	2,675
Investment properties		5	5
Investment in joint ventures and associates accounted for using the equity method		991	912
Loans		1,377	1,317
Equity securities and portfolio holdings in unit trusts		32,150	29,976
Debt securities		45,839	40,982
Derivative assets		296	113
Deposits		1,224	1,291
Cash and cash equivalents		2,189	1,934
Total assets		94,199	84,900
Total equity		6,428	5,926
Liabilities
Insurance contract liabilities		72,349	63,468
Investment contract liabilities with discretionary participation features		375	337
Investment contract liabilities without discretionary participation features		492	328
Unallocated surplus of with-profits funds		2,511	3,474
Operational borrowings attributable to shareholder-financed businesses		61	50
Borrowings attributable to with-profits businesses		19	10
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		2,617	3,631
Deferred tax liabilities		1,257	1,152
Current tax liabilities		133	122
Accruals, deferred income and other liabilities		7,641	6,069
Provisions		251	254
Derivative liabilities		65	79
Total liabilities		87,771	78,974
Total equity and liabilities		94,199	84,900
Operating segments | Asia asset management
Assets
Debt securities		71
Operating segments | US
Assets
Deferred acquisition costs and other intangible assets		8,747	8,219
Property, plant and equipment		246	214
Reinsurers' share of insurance contract liabilities		6,662	6,424
Deferred tax assets		2,295	2,300
Current tax recoverable		311	298
Accrued investment income		498	492
Other debtors		238	248
Investment properties		6	5
Loans		11,066	9,630
Equity securities and portfolio holdings in unit trusts		128,657	130,630
Debt securities		41,594	35,378
Derivative assets		574	1,611
Deposits		92	43
Other investments		927	848
Cash and cash equivalents		3,005	1,658
Total assets		204,918	197,998
Total equity		5,624	5,248
Liabilities
Insurance contract liabilities		182,432	177,728
Investment contract liabilities without discretionary participation features		3,168	2,996
Core structural borrowings of shareholder-financed businesses		196	184
Operational borrowings attributable to shareholder-financed businesses		328	508
Obligations under funding, securities lending and sale and repurchase agreements		5,765	4,304
Deferred tax liabilities		1,688	1,845
Current tax liabilities		115	47
Accruals, deferred income and other liabilities		5,324	5,109
Provisions		23	24
Derivative liabilities		255	5
Total liabilities		199,294	192,750
Total equity and liabilities		204,918	197,998
Operating segments | UK and Europe
Assets
Goodwill		1,359	1,177
Deferred acquisition costs and other intangible assets		195	210
Property, plant and equipment		1,031	447
Reinsurers' share of insurance contract liabilities		2,812	2,521
Deferred tax assets		126	157
Current tax recoverable		244	244
Accrued investment income		1,511	1,558
Other debtors		4,189	3,118
Investment properties		17,914	16,487
Investment in joint ventures and associates accounted for using the equity method		742	504
Loans		5,567	5,986
Equity securities and portfolio holdings in unit trusts		53,810	62,670
Debt securities		85,956	92,707
Derivative assets		2,513	2,954
Deposits		10,320	9,540
Assets held for sale		10,578	38
Other investments		5,585	4,774
Cash and cash equivalents		4,749	5,808
Total assets		209,201	210,900
Total equity		8,700	8,245
Liabilities
Insurance contract liabilities		68,957	88,180
Investment contract liabilities with discretionary participation features		67,038	62,340
Investment contract liabilities without discretionary participation features		15,560	17,069
Unallocated surplus of with-profits funds		13,334	13,477
Operational borrowings attributable to shareholder-financed businesses		106	148
Borrowings attributable to with-profits businesses		3,921	3,706
Obligations under funding, securities lending and sale and repurchase agreements		1,224	1,358
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		9,013	5,243
Deferred tax liabilities		1,061	1,703
Current tax liabilities		326	377
Accruals, deferred income and other liabilities		6,442	6,609
Provisions		743	784
Derivative liabilities		2,208	1,661
Liabilities held for sale		10,568
Total liabilities		200,501	202,655
Total equity and liabilities		209,201	210,900
Operating segments | With-profits | Asia
Assets
Loans		792	725
Operating segments | With-profits | Asia insurance operations
Assets
Debt securities		27,204	24,432
Operating segments | With-profits | UK and Europe
Assets
Loans		3,853	4,268
Debt securities		53,798	50,661
Operating segments | Unit-linked | Asia insurance operations
Assets
Debt securities		3,981	3,507
Operating segments | Unit-linked | UK and Europe
Assets
Debt securities		10,512	6,711
Operations within segments | Asia insurance operations
Assets
Goodwill		251
Deferred acquisition costs and other intangible assets		2,926
Property, plant and equipment		124
Reinsurers' share of insurance contract liabilities		2,777
Deferred tax assets		109
Current tax recoverable		25
Accrued investment income		632
Other debtors		2,941
Investment properties		5
Investment in joint ventures and associates accounted for using the equity method		827
Loans		1,377
Equity securities and portfolio holdings in unit trusts		32,115
Debt securities		45,768
Derivative assets		296
Deposits		1,163
Cash and cash equivalents		2,070
Total assets		93,406
Total equity		5,868	5,525
Liabilities
Insurance contract liabilities		72,349
Investment contract liabilities with discretionary participation features		375
Investment contract liabilities without discretionary participation features		492
Unallocated surplus of with-profits funds		2,511
Operational borrowings attributable to shareholder-financed businesses		61
Borrowings attributable to with-profits businesses		19
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		2,617
Deferred tax liabilities		1,255
Current tax liabilities		120
Accruals, deferred income and other liabilities		7,502
Provisions		172
Derivative liabilities		65
Total liabilities		87,538
Total equity and liabilities		93,406
Operations within segments | Asia asset management
Assets
Goodwill		247
Deferred acquisition costs and other intangible assets		11
Property, plant and equipment		5
Deferred tax assets		10
Current tax recoverable		1
Accrued investment income		32
Other debtors		77
Investment in joint ventures and associates accounted for using the equity method		164
Equity securities and portfolio holdings in unit trusts		35
Debt securities		71
Deposits		61
Cash and cash equivalents		119
Total assets		833
Total equity		560
Liabilities
Deferred tax liabilities		2
Current tax liabilities		13
Accruals, deferred income and other liabilities		179
Provisions		79
Total liabilities		273
Total equity and liabilities		833
Operations within segments | Jackson (US insurance operations)
Assets
Deferred acquisition costs and other intangible assets		8,747
Property, plant and equipment		243
Reinsurers' share of insurance contract liabilities		6,662
Deferred tax assets		2,271
Current tax recoverable		309
Accrued investment income		493
Other debtors		230
Investment properties		6
Loans		11,066
Equity securities and portfolio holdings in unit trusts		128,653
Debt securities		41,594
Derivative assets		574
Other investments		926
Cash and cash equivalents		2,976
Total assets		204,750
Total equity		5,584	5,013
Liabilities
Insurance contract liabilities		182,432
Investment contract liabilities without discretionary participation features		3,168
Core structural borrowings of shareholder-financed businesses		196	184
Operational borrowings attributable to shareholder-financed businesses		328
Obligations under funding, securities lending and sale and repurchase agreements		5,765
Deferred tax liabilities		1,688
Current tax liabilities		114
Accruals, deferred income and other liabilities		5,197
Provisions		23
Derivative liabilities		255
Total liabilities		199,166
Total equity and liabilities		204,750
Operations within segments | Asset management (US)
Assets
Property, plant and equipment		3
Deferred tax assets		24
Current tax recoverable		2
Accrued investment income		5
Other debtors		76
Equity securities and portfolio holdings in unit trusts		4
Deposits		92
Other investments		1
Cash and cash equivalents		29
Total assets		236
Total equity		40
Liabilities
Current tax liabilities		1
Accruals, deferred income and other liabilities		195
Total liabilities		196
Total equity and liabilities		236
Operations within segments | UK and Europe insurance operations
Assets
Goodwill		206
Deferred acquisition costs and other intangible assets		177
Property, plant and equipment		934
Reinsurers' share of insurance contract liabilities		2,812
Deferred tax assets		106
Current tax recoverable		238
Accrued investment income		1,504
Other debtors		3,318
Investment properties		17,914
Investment in joint ventures and associates accounted for using the equity method		705
Loans		5,567
Equity securities and portfolio holdings in unit trusts		53,587
Debt securities		85,956
Derivative assets		2,513
Deposits		10,320
Assets held for sale		10,578
Other investments		5,584
Cash and cash equivalents		4,398
Total assets		206,417
Total equity		6,540
Liabilities
Insurance contract liabilities		68,957
Investment contract liabilities with discretionary participation features		67,038
Investment contract liabilities without discretionary participation features		15,560
Unallocated surplus of with-profits funds		13,334
Operational borrowings attributable to shareholder-financed businesses		106
Borrowings attributable to with-profits businesses		3,921
Obligations under funding, securities lending and sale and repurchase agreements		1,224
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		9,013
Deferred tax liabilities		1,039
Current tax liabilities		298
Accruals, deferred income and other liabilities		6,096
Provisions		516
Derivative liabilities		2,207
Liabilities held for sale		10,568
Total liabilities		199,877
Total equity and liabilities		206,417
Operations within segments | UK and Europe asset management
Assets
Goodwill		1,153
Deferred acquisition costs and other intangible assets		18
Property, plant and equipment		97
Deferred tax assets		20
Current tax recoverable		6
Accrued investment income		7
Other debtors		1,011
Investment in joint ventures and associates accounted for using the equity method		37
Equity securities and portfolio holdings in unit trusts		223
Other investments		1
Cash and cash equivalents		351
Total assets		2,924
Total equity		2,160
Liabilities
Deferred tax liabilities		22
Current tax liabilities		28
Accruals, deferred income and other liabilities		486
Provisions		227
Derivative liabilities		1
Total liabilities		764
Total equity and liabilities		2,924
Operations within segments | UK and Europe with-profits sub-funds | UK and Europe insurance operations
Assets
Goodwill		206
Deferred acquisition costs and other intangible assets		83
Property, plant and equipment		895
Reinsurers' share of insurance contract liabilities		1,131
Deferred tax assets		61
Current tax recoverable		58
Accrued investment income		1,010
Other debtors		2,102
Investment properties		15,635
Investment in joint ventures and associates accounted for using the equity method		705
Loans		3,853
Equity securities and portfolio holdings in unit trusts		41,090
Debt securities		53,798
Derivative assets		1,957
Deposits		8,530
Assets held for sale		10
Other investments		5,573
Cash and cash equivalents		3,520
Total assets		140,217
Liabilities
Insurance contract liabilities		43,775
Investment contract liabilities with discretionary participation features		67,018
Investment contract liabilities without discretionary participation features		2
Unallocated surplus of with-profits funds		13,334
Borrowings attributable to with-profits businesses		3,921
Obligations under funding, securities lending and sale and repurchase agreements		999
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		4,349
Deferred tax liabilities		892
Current tax liabilities		29
Accruals, deferred income and other liabilities		4,601
Provisions		32
Derivative liabilities		1,265
Total liabilities		140,217
Total equity and liabilities		140,217
Operations within segments | With-profits | Asia insurance operations
Assets
Deferred acquisition costs and other intangible assets		56
Property, plant and equipment		90
Reinsurers' share of insurance contract liabilities		63
Accrued investment income		254
Other debtors		1,676
Loans		792
Equity securities and portfolio holdings in unit trusts		17,165
Debt securities		27,204
Derivative assets		201
Deposits		250
Cash and cash equivalents		870
Total assets		48,621
Liabilities
Insurance contract liabilities		40,389
Investment contract liabilities with discretionary participation features		375
Unallocated surplus of with-profits funds		2,511
Borrowings attributable to with-profits businesses		19
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		1,242
Deferred tax liabilities		812
Current tax liabilities		27
Accruals, deferred income and other liabilities		3,138
Provisions		57
Derivative liabilities		51
Total liabilities		48,621
Total equity and liabilities		48,621
Operations within segments | With-profits | Scottish Amicable Insurance Fund | UK and Europe insurance operations
Assets
Total assets		4,844	5,768
Operations within segments | With-profits | UK with-profits fund | UK and Europe insurance operations
Liabilities
Non-profits annuities liabilities		9,500	£ 10,600
Operations within segments | Unit-linked | Asia insurance operations
Assets
Deferred tax assets		1
Current tax recoverable		2
Accrued investment income		51
Other debtors		730
Equity securities and portfolio holdings in unit trusts		12,804
Debt securities		3,981
Derivative assets		4
Deposits		455
Cash and cash equivalents		326
Total assets		18,354
Liabilities
Insurance contract liabilities		15,876
Investment contract liabilities without discretionary participation features		492
Operational borrowings attributable to shareholder-financed businesses		50
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		1,024
Deferred tax liabilities		21
Accruals, deferred income and other liabilities		889
Derivative liabilities		2
Total liabilities		18,354
Total equity and liabilities		18,354
Operations within segments | Unit-linked | UK and Europe other funds and subsidiaries | UK and Europe insurance operations
Assets
Reinsurers' share of insurance contract liabilities		115
Current tax recoverable		6
Accrued investment income		116
Other debtors		575
Investment properties		618
Equity securities and portfolio holdings in unit trusts		12,477
Debt securities		10,512
Derivative assets		1
Deposits		1,101
Other investments		10
Cash and cash equivalents		190
Total assets		25,721
Liabilities
Insurance contract liabilities		5,219
Investment contract liabilities without discretionary participation features		15,498
Operational borrowings attributable to shareholder-financed businesses		4
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		4,643
Accruals, deferred income and other liabilities		354
Derivative liabilities		3
Total liabilities		25,721
Total equity and liabilities		25,721
Operations within segments | Other business | Asia insurance operations
Assets
Goodwill		251
Deferred acquisition costs and other intangible assets		2,870
Property, plant and equipment		34
Reinsurers' share of insurance contract liabilities		2,714
Deferred tax assets		108
Current tax recoverable		23
Accrued investment income		327
Other debtors		535
Investment properties		5
Investment in joint ventures and associates accounted for using the equity method		827
Loans		585
Equity securities and portfolio holdings in unit trusts		2,146
Debt securities		14,583
Derivative assets		91
Deposits		458
Cash and cash equivalents		874
Total assets		26,431
Total equity		5,868
Liabilities
Insurance contract liabilities		16,084
Operational borrowings attributable to shareholder-financed businesses		11
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		351
Deferred tax liabilities		422
Current tax liabilities		93
Accruals, deferred income and other liabilities		3,475
Provisions		115
Derivative liabilities		12
Total liabilities		20,563
Total equity and liabilities		26,431
Operations within segments | Variable annuity separate account | Jackson (US insurance operations)
Assets
Equity securities and portfolio holdings in unit trusts		128,220
Total assets		128,220
Liabilities
Insurance contract liabilities		128,220
Total liabilities		128,220
Total equity and liabilities		128,220
Operations within segments | Fixed annuity, GIC and other business | Jackson (US insurance operations)
Assets
Deferred acquisition costs and other intangible assets		8,747
Property, plant and equipment		243
Reinsurers' share of insurance contract liabilities		6,662
Deferred tax assets		2,271
Current tax recoverable		309
Accrued investment income		493
Other debtors		230
Investment properties		6
Loans		11,066
Equity securities and portfolio holdings in unit trusts		433
Debt securities		41,594
Derivative assets		574
Other investments		926
Cash and cash equivalents		2,976
Total assets		76,530
Total equity		5,584
Liabilities
Insurance contract liabilities		54,212
Investment contract liabilities without discretionary participation features		3,168
Core structural borrowings of shareholder-financed businesses		196
Operational borrowings attributable to shareholder-financed businesses		328
Obligations under funding, securities lending and sale and repurchase agreements		5,765
Deferred tax liabilities		1,688
Current tax liabilities		114
Accruals, deferred income and other liabilities		5,197
Provisions		23
Derivative liabilities		255
Total liabilities		70,946
Total equity and liabilities		76,530
Operations within segments | Annuity and other long term business | UK and Europe other funds and subsidiaries | UK and Europe insurance operations
Assets
Deferred acquisition costs and other intangible assets		94
Property, plant and equipment		39
Reinsurers' share of insurance contract liabilities		1,566
Deferred tax assets		45
Current tax recoverable		174
Accrued investment income		378
Other debtors		641
Investment properties		1,661
Loans		1,714
Equity securities and portfolio holdings in unit trusts		20
Debt securities		21,646
Derivative assets		555
Deposits		689
Assets held for sale		10,568
Other investments		1
Cash and cash equivalents		688
Total assets		40,479
Total equity		6,540
Liabilities
Insurance contract liabilities		19,963
Investment contract liabilities with discretionary participation features		20
Investment contract liabilities without discretionary participation features		60
Operational borrowings attributable to shareholder-financed businesses		102
Obligations under funding, securities lending and sale and repurchase agreements		225
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		21
Deferred tax liabilities		147
Current tax liabilities		269
Accruals, deferred income and other liabilities		1,141
Provisions		484
Derivative liabilities		939
Liabilities held for sale		10,568
Total liabilities		33,939
Total equity and liabilities		40,479
Elimination of intra-segment amounts | Asia
Assets
Other debtors		(40)
Total assets		(40)
Liabilities
Accruals, deferred income and other liabilities		(40)
Total liabilities		(40)
Total equity and liabilities		(40)
Elimination of intra-segment amounts | US
Assets
Other debtors		(68)
Total assets		(68)
Liabilities
Accruals, deferred income and other liabilities		(68)
Total liabilities		(68)
Total equity and liabilities		(68)
Elimination of intra-segment amounts | UK and Europe
Assets
Other debtors		(140)
Total assets		(140)
Liabilities
Accruals, deferred income and other liabilities		(140)
Total liabilities		(140)
Total equity and liabilities		£ (140)

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements.
[2]	Assets held for sale of £10,578 million include £10,568 million in respect of the reinsured UK annuity business. A corresponding amount is reflected in liabilities held for sale. See note D1.1 for further details.